Accumulated Other Comprehensive Loss (Summary Of Changes In Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (2,667)
Other comprehensive (loss) income	(2,353)	$ 1,886
Ending balance	(5,020)	(2,667)
Unrealized gains (losses) on available for sale securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(3,041)	(4,437)
Other comprehensive income (loss) before reclassification	(2,349)	2,127
Amount reclassified from accumulated other comprehensive loss	(168)	(230)
Other comprehensive (loss) income	(2,517)	1,897
Reclassification of certain income tax effects from other comprehensive loss		(501)
Ending balance	(5,558)	(3,041)
Unrealized gain (loss) on pension liability [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	374	318
Other comprehensive income (loss) before reclassification	164	(11)
Other comprehensive (loss) income	164	(11)
Reclassification of certain income tax effects from other comprehensive loss		67
Ending balance	538	374
Accumulated Other Comprehensive Loss [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(2,667)	(4,119)
Other comprehensive income (loss) before reclassification	(2,185)	2,116
Amount reclassified from accumulated other comprehensive loss	(168)	(230)
Other comprehensive (loss) income	(2,353)	1,886
Reclassification of certain income tax effects from other comprehensive loss		(434)
Ending balance	$ (5,020)	$ (2,667)